Related party transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 29, 2021	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total	€ 149,670	€ 37,309
Directors' fees	149,670	37,309
Disposal of financial assets	276,330
Purchases of goods and services	25,412,406	10,014,199
Receivables from related parties	4,629,896	10,018,139			€ 2,764,200
Payables to related parties	10,841,214	8,017,396			3,283,293
Receivables from related parties current	4,629,896	10,018,139			2,764,200
Payables to related parties-non current	7,000,000
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Total	23,520
Director of Technical Operations
Disclosure of transactions between related parties [line items]
Total	113,456
Chief Commercial Officer
Disclosure of transactions between related parties [line items]
Total	156,227
Logflex Limited
Disclosure of transactions between related parties [line items]
Purchases of goods and services	17,381,579	5,032,875
Receivables from related parties	4,586,308	3,121,917
Payables to related parties	6,682,463	5,137,716			102,045
Receivables from related parties current	3,741,969
Payables to related parties-non current	4,000,000
Logflex MT Holding Ltd
Disclosure of transactions between related parties [line items]
Receivables from related parties current	4,450,064
Logflex MT Holding Ltd one
Disclosure of transactions between related parties [line items]
Receivables from related parties current	259,024
Streaming Upload MON. E.P.E.
Disclosure of transactions between related parties [line items]
Purchases of goods and services	5,571,260	4,434,000
Payables to related parties	88,920
Frider Commercial Inc
Disclosure of transactions between related parties [line items]
Purchases of goods and services	1,635,834	415,150
Wise Panda Media Ltd
Disclosure of transactions between related parties [line items]
Purchases of goods and services		132,174
Gaming Synergies Ltd
Disclosure of transactions between related parties [line items]
Payables to related parties	37,806	736,375			1,037,943
Pressbox S.A.
Disclosure of transactions between related parties [line items]
Purchases of goods and services	160,289
Payables to related parties	1,200
Blu Moon Limited
Disclosure of transactions between related parties [line items]
Purchases of goods and services	329,288
P. Trataris A. Filalithis OE / Anatropia
Disclosure of transactions between related parties [line items]
Purchases of goods and services	40,000
Blue Fields Trading limited
Disclosure of transactions between related parties [line items]
Purchases of goods and services	294,156
Boflex Ltd
Disclosure of transactions between related parties [line items]
Receivables from related parties	166,798
Boflex Ltd - impairment
Disclosure of transactions between related parties [line items]
Receivables from related parties - impairment	(166,798)
Sendross Group.
Disclosure of transactions between related parties [line items]
Payables to related parties			€ 7,856,287	€ 43,217,521
Receivables from related parties current	35,360,034
Sendross Ltd
Disclosure of transactions between related parties [line items]
Receivables from related parties	41,529	6,895,372			2,762,150
Payables to related parties		2,143,305			2,143,305
Komisium Ltd.
Disclosure of transactions between related parties [line items]
Disposal of financial assets	276,330
Receivables from related parties	1,200				1,200
Payables to related parties	4,030,825
Receivables from related parties current	217,807
Payables to related parties-non current	3,000,000
Komisium Ltd. | Game Play Network Inc
Disclosure of transactions between related parties [line items]
Disposal of financial assets	276,330
Seflex Ltd
Disclosure of transactions between related parties [line items]
Receivables from related parties	€ 859	€ 850			€ 850